Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000			$ 250,000
Federal depository insurance coverage amount			$ 250,000
warrants issued			6,366,666			$ 6,366,666
Offering Costs			6,793,491
Underwriting Fees			2,300,000
Deferred underwriting fees			4,025,000
Other offering costs			468,491
Expenses			191,112
Charged to additional paid-in capital			$ 6,602,379			6,602,379
Purchase aggregate shares (in Shares)			6,367,000
Ambulnz, Inc. [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Cash	735,000		$ 323,000	$ 735,000		$ 323,000	$ 221,000
Principal owners voting interest rate				10.00%		10.00%
Number of shares excluded from calculation (in Shares)						38,369	8,728
Leases term			10 years			10 years
Advertising costs						$ 740,234	$ 1,125,799
Right-of-use assets	$ 4,628,913		$ 4,997,407	$ 4,628,913		4,997,407	5,147,005
Lease liabilities			14,295,660			14,295,660
Number of shares (in Shares)	39,446	38,094		39,446	38,094
Lease term	10 years			10 years
Net loss	$ 1,748,223	$ 333,213		$ 1,427,591	$ (281,828)	(439,268)	$ (1,028,001)
Ambulnz, Inc. [Member] | ROU [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Right-of-use assets			14,112,316			$ 14,112,316
IPO [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Warrants issued	$ 6,366,666			6,366,666
Derivative warrant liabilities			(3,833,333)	3,833,333
Private Placement [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities			$ (2,533,333)	$ 2,533,333
Class A Common Stock [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption (in Shares)	9,678,938		9,784,208	9,678,938		9,784,208
Purchase aggregate shares (in Shares)				125,000,000
Interest income earned on investments held trust account			$ 20,078
Weighted average number of shares outstanding (in Shares)			20,078
Class B Common Stock [Member]
Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Net loss			$ 4,243,607